Note 14 - Net Loss Per Common Share - Antidilutive Shares Excluded from Computation of EPS (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	204,750	15,603	160,459	5,594
Employee Stock Option [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	77,176	13,203
Warrant [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	2,400	2,400	2,400	2,700
Series G Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	71,734
Series H Convertible Preferred Stock [Member]
Antidilutive Securities Excluded From Computation of Earnings Per Share, Amount (in shares)	53,440